SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Indefinite Life Intangible Assets (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Accounting Policies [Abstract]
Impairment of indefinite life intangible assets	$ 0	$ 0	$ 0
Indefinite-lived intangible assets				$ 0